Vessels, net:	6 Months Ended
Jun. 30, 2017
Vessels, Net [Abstract]
Vessels, net:

4. Vessels, net:

The amounts in the accompanying consolidated condensed balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance December 31, 2016	$1,167,500	$(159,883)	$1,007,617
Depreciation	—	(15,035)	(15,035)
Balance June 30, 2017	$1,167,500	$(174,918)	$992,582

As of June 30, 2017, all vessels comprising the Partnership’s fleet were first priority mortgaged as collateral to secure the Term Loan B, further discussed in Note 5.